Annual Total Returns (Vanguard Explorer Fund - Admiral Shares Participant:) (Vanguard Explorer Fund, Vanguard Explorer Fund - Admiral Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Explorer Fund | Vanguard Explorer Fund - Admiral Shares
Annual Total Return
2013	44.59%
2012	15.07%
2011	(1.72%)
2010	27.64%
2009	36.45%
2008	(40.29%)
2007	5.26%
2006	9.88%
2005	9.46%
2004	13.92%